Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 29, 2015	May. 30, 2015
Current assets:
Cash and cash equivalents	$ 69,368	$ 8,667
Investment securities available-for-sale	286,485	249,961
Trade and other receivables (less allowance for doubtful accounts of $743 and $513 at August 29, 2015 and May 30, 2015, respectively)	184,925	101,977
Inventories	148,591	146,260
Prepaid expenses and other current assets	4,347	2,099
Total current assets	693,716	508,964
Property, plant and equipment, net	363,705	358,790
Goodwill	29,196	29,196
Other investments	37,477	18,843
Other intangible assets	6,837	7,560
Other assets	5,235	5,300
Total Assets	1,136,166	928,653
Current liabilities:
Accounts payable and accrued expenses	86,874	70,821
Accrued dividends payable	47,674	15,372
Current maturities of long-term debt	7,959	10,065
Accrued income taxes payable	76,735	5,288
Deferred income taxes	30,376	30,391
Total current liabilities	249,618	131,937
Long-term debt, less current maturities	34,591	40,795
Other noncurrent liabilities	5,629	5,745
Deferred income taxes	44,796	45,614
Total liabilities	$ 334,634	$ 224,091
Commitments and contingencies - See Note 4
Stockholders' equity:
Paid-in capital	$ 44,056	$ 43,304
Retained earnings	775,310	679,969
Accumulated other comprehensive income (loss), net of tax	(158)	22
Common stock in treasury at cost – 26,563 shares at August 29, 2015 and May 30, 2015	(20,482)	(20,482)
Total Cal-Maine Foods, Inc. stockholders' equity	799,477	703,564
Noncontrolling interest in consolidated entities	2,055	998
Total stockholders' equity	801,532	704,562
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,136,166	928,653
Common Stock [Member]
Stockholders' equity:
Common stock	703	703
Total stockholders' equity	703	703
Class A Common Stock [Member]
Stockholders' equity:
Common stock	48	48
Total stockholders' equity	$ 48	$ 48